Financial Instruments and Concentration of Credit Risk	12 Months Ended
Mar. 31, 2011
Financial Instruments and Concentration of Credit Risk [Abstract]
FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
19.	FINANCIAL INSTRUMENTS AND CONCENTRATION OF CREDIT RISK
Fair Value of Financial Instruments
The carrying amounts and fair values of financial instruments as of March 31, 2011 and 2010 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Carrying		Carrying	Fair
2011	Amount	Fair Value	Amount	Value

Assets:
Marketable securities (Notes 3 and 20)	¥4,819	¥4,819	$58,229	$58,229
Investments (Notes 3 and 20)	29,229	29,229	353,178	353,178
Foreign exchange contracts (Note 20)	24	24	290	290

Total assets	¥34,072	¥34,072	$411,697	$411,697

Liabilities:
Foreign exchange contracts (Note 20)	¥(49)	¥(49)	$(592)	$(592)
Long-term debt including current portion	(276)	(276)	(3,335)	(3,335)

Total liabilities	¥(325)	¥(325)	$(3,927)	$(3,927)

	Millions of Yen
	Carrying
2010	Amount	Fair Value

Assets:
Marketable securities (Notes 3 and 20)	¥6,529	¥6,529
Investments (Notes 3 and 20)	32,743	32,743
Foreign exchange contracts (Note 20)	61	61

Total assets	¥39,333	¥39,333

Liabilities:
Foreign exchange contracts (Note 20)	¥(78)	¥(78)
Long-term debt including current portion	(137)	(137)

Total liabilities	¥(215)	¥(215)

The carrying amounts of all other financial instruments approximate their estimated fair values.
Foreign Exchange Contracts — The Companies are exposed to foreign currency exchange risks on the transactions denominated in foreign currencies relating to its ongoing business operations. Such risks are primarily managed by using foreign currency exchange contracts. The Companies measure forward currency exchange contracts at the fair value since they are not designated as a hedge.
Long-Term Debt — The fair values for long-term debt are estimated by discounted cash flow analysis, using rates currently available for similar types of borrowings with similar terms and remaining maturities.
Limitations — Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.
Concentration of Credit Risk — The Companies’ business consists primarily of sales of women’s intimate apparel to a large number of diverse customers in the Japanese retail industry, which include well established department stores, general merchandise stores and other general retailers and specialty stores. No single customer constitutes 10.0% or more of the total sales, although the general retail customers that are consolidated companies in the Aeon Group collectively accounted for approximately 10.0%, 10.4% and 9.8% of the total sales in fiscal years ended March 31, 2011, 2010 and 2009, respectively.